Cash (Details) - Schedule of cash - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of cash [Abstract]
Cash for immediate withdrawal - in USD	$ 1,878	$ 760
Cash for immediate withdrawal - in NIS	68	110
Cash	$ 1,946	$ 870